Income Taxes (Tables)	9 Months Ended
Sep. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Tax Expense (Benefit)

Loss before provision for income taxes consisted of the following:

	Year Ended December 31,
	2017	2018
	(in thousands)
Domestic	$(16,939)	$(33,422)
Foreign	20	68

Total	$(16,919)	$(33,354)

Our provision for (benefit from) income taxes consisted of the following:

	Year Ended December 31,
	2017	2018
	(in thousands)
Current:
U.S. Federal	$—	$—
State	2	7
Foreign	6	21

Total current	$8	$28

Deferred:
U.S. Federal	$(61)	$—
State	(8)	—
Foreign	—	—

Total deferred	$(69)	$—

Total provision for (benefit from) income taxes	$(61)	$28

Schedule of Federal Statutory Income Tax Rate Reconciliation

The reconciliation of federal statutory income tax rate to our effective income tax rates is as follows:

	Year Ended December 31,
	2017	2018
Expected income tax benefit at the federal statutory rate	34.00%	21.00%
State taxes, net of federal benefit	0.04	(0.01)
Foreign income (losses) taxed at different rates	—	(0.11)
Research and development credit, net	3.56	2.79
Tax Cuts and Jobs Act revaluation	(57.00)	—
Non-deductible items	(1.15)	(0.53)
Stock-based compensation	1.90	2.59
Other	(0.85)	0.76
Change in valuation allowance	19.86	(26.57)

Total	0.36%	(0.08)%

Components of the Company's Deferred Tax Assets

Significant components of our deferred tax assets are summarized as follows:

	Year Ended December 31,
	2017	2018
	(in thousands)
Deferred tax assets:
Federal and state net operating loss carryforwards	$15,307	$31,508
Research and development tax credits	2,127	3,794
Stock-based compensation	585	2,055
Accruals and reserves	405	1,009
Deferred revenue	1,286	2,487
Other	71	230

Gross deferred tax assets	19,781	41,083
Valuation allowance	(19,302)	(38,310)

Net deferred tax assets	$479	$2,773
Deferred tax liabilities:
Property and equipment	(436)	(1,313)
Intangible assets	(43)	(1,460)

Net deferred tax assets	$—	$—

Net Operating Loss and Credit Carryforwards

As of December 31, 2017 and 2018, we had net operating loss carryforwards and tax credit carryforwards as follows:

	Year Ended December 31,
	2017	2018
	(in thousands)
Net operating losses, federal	$66,906	$122,824
Net operating losses, California	3,144	6,251
Net operating losses, other states	11,396	57,494
Tax credits, federal	2,070	3,312
Tax credits, state	1,292	2,273

Total	$84,808	$192,154

Schedule of Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balances of the unrecognized tax benefits during the years ended December 31, 2017 and 2018 is presented below:

	Year Ended December 31,
	2017	2018
	(in thousands)
Unrecognized benefit—beginning of year	$—	$1,235
Gross increases—current year tax positions	337	556
Gross increases—prior year tax positions	898	—
Decreases—prior year tax positions	—	—

Unrecognized benefit—end of year	$1,235	$1,791